NOTE RECEIVABLE	6 Months Ended
Apr. 30, 2022
NOTE RECEIVABLE
NOTE RECEIVABLE

NOTE 5 – NOTE RECEIVABLE

The Company originated a note receivable to a third party in the principal amount of $7.5 million on January 29, 2021. This note has a maturity date of January 29, 2023. The note bears a fixed interest rate of 2.0% per annum.

As of both April 30, 2022 and October 31, 2021, the outstanding principal balance of the note was $7,500,000 and was recorded as “Note receivable” on the accompanying condensed consolidated balance sheets. As of April 30, 2022 and October 31, 2021, the outstanding interest balance related to the note was $186,986 and $113,014, respectively, and was included in “Interest receivable” on the accompanying condensed consolidated balance sheets.